INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Line Items]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and tax credit and operating loss carryforward that create deferred tax assets and liabilities are as follows:

	2014	2013
Tax Operating Loss Carryforward - USA	$8,877,000	$6,830,000
Other	31,700	(61,300)
Valuation Allowance - USA	(8,908,700)	(6,768,700)
	$-	$-

Summary of Operating Loss Carryforwards [Table Text Block]
The following table accounts for federal net operating loss carryforwards only.

Year Ending	Net Operating	Year of
December 31,	Loss:	Expiration

2014	$5,230,000	2034
2013	5,600,000	2033
2012	2,850,000	2032
2011	2,427,000	2031
2010	1,799,000	2030
2009	1,750,000	2029
2008	1,308,000	2028
2007	429,000	2027
2006	476,000	2026
2005	414,000	2025

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
The tax provision differs from the expense that would result from applying federal statutory rates to income before income taxes due to the effect of state income taxes and because certain expenses are deducted for financial reporting that are not deductible for tax purposes.

	2014	2013

Tax Benefit of 34%	$(1,903,000)	$(2,300,000)
Increase (Decrease) in Income Taxes Resulting from:
State Income Tax Benefit, Net of Federal Tax	(250,000)	(245,631)
Nondeductible Expenses	365,709	1,126,943
Valuation Allowance	1,787,291	1,418,688

Total	$-	$-

Taiwan [Member]
Income Tax Disclosure [Line Items]
Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
RECONCILIATION OF DEFERRED TAX ASSET/(LIABILITIES)
2014
Deferred Tax Assets
Balance at Beginning of Year	$160,198
Temporary Difference	38,322
Foreign currency difference	(47,163)
Balance at End of Year	$151,357

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Temporary differences between financial statement carrying amounts and the tax basis of assets and liabilities and VAT tax reporting system and operating loss carry forwards that create deferred tax assets and liabilities are as follows:

December 31, 2014
US Dollar
Tax Operating Income - Taiwan	$173,370
Temporary Difference:
VAT reporting system - Sales cut-off	25,244
VAT reporting system - Cost & expenses cut-off	(286,523)
Provision of Bad Debt	-
Research & Development	43,894
Permanent Difference:
Other	3,662

Adjusted Net Loss Before Tax - Taiwan	$(40,353)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Income tax expense (benefits) for the years ended December 31, 2014 and 2013 is summarized as follows:

	2014	2013
Current:
Provision for Federal Income Tax 34%	$-	$-
Provision for TCIT (17%)
Provision for Undistributed Earnings Tax (10%)
Increase (Decrease) in Income Taxes Resulting from:
Pre-acquisition TCIT
Temporary Difference	(38,322)	1,580

Income Tax Expenses (Benefit)	$(38,322)	$1,580